INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenue
Royalties	$ 248,970	$ 95,328	$ 942,756	$ 649,341
Revenues from contracts with customers	106,759,111	140,293,827	199,380,189	256,476,632
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 106,510,141	$ 140,198,499	$ 198,437,433	$ 255,827,291